Intangible Assets - Summary of Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	€ 4,828
Intangible assets at ending period	4,419	€ 4,828
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	3,495
Intangible assets at ending period	3,495	3,495
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	1,333
Intangible assets at ending period	924	1,333
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	5,717	5,717
Additions	53
Transferred	21
Intangible assets at ending period	5,791	5,717
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	3,495	3,495
Intangible assets at ending period	3,495	3,495
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	2,222	2,222
Additions	53
Transferred	21
Intangible assets at ending period	2,296	2,222
Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(889)	(445)
Amortization Charge	(483)	(444)
Intangible assets at ending period	(1,372)	(889)
Amortization and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(889)	(445)
Amortization Charge	(483)	(444)
Intangible assets at ending period	€ (1,372)	€ (889)